Restructuring, Impairment and Integration Charges	12 Months Ended
Dec. 27, 2014
Restructuring and Related Activities [Abstract]
Restructuring, Impairment And Integration Charges
Restructuring, Impairment and Integration Charges
2014 Multi-Year Productivity Plan
The 2014 Productivity Plan includes the next generation of productivity initiatives that we believe will strengthen our food, snack and beverage businesses by: accelerating our investment in manufacturing automation; further optimizing our global manufacturing footprint, including closing certain manufacturing facilities; re-engineering our go-to-market systems in developed markets; expanding shared services; and implementing simplified organization structures to drive efficiency. The 2014 Productivity Plan is in addition to the 2012 Productivity Plan and is expected to continue the benefits of that plan.
In 2014 and 2013, we incurred restructuring charges of $357 million ($262 million after-tax or $0.17 per share) and $53 million ($39 million after-tax or $0.02 per share), respectively, in conjunction with our 2014 Productivity Plan. All of these charges were recorded in selling, general and administrative expenses and primarily relate to severance and other employee-related costs, asset impairments (all non-cash), and contract termination costs. Substantially all of the restructuring accrual at December 27, 2014 is expected to be paid by the end of 2015.
A summary of our 2014 Productivity Plan charges is as follows:

	2014				2013
	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total	Severance and Other Employee Costs	Other Costs	Total
FLNA	$25	$10	$11	$46	$11	$—	$11
QFNA	12	—	2	14	3	—	3
NAB	60	56	56	172	9	—	9
Latin America	15	3	10	28	6	—	6
ESSA	24	4	14	42	10	—	10
AMENA	14	—	8	22	1	—	1
Corporate (a)	(2)	—	35	33	12	1	13
	$148	$73	$136	$357	$52	$1	$53

(a)	Income amount represents adjustments of previously recorded amounts.
A summary of our 2014 Productivity Plan activity is as follows:

	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total
2013 restructuring charges	$52	$—	$1	$53
Non-cash charges	(22)	—	—	(22)
Liability as of December 28, 2013	30	—	1	31
2014 restructuring charges	148	73	136	357
Cash payments	(56)	—	(109)	(165)
Non-cash charges	(33)	(73)	(4)	(110)
Liability as of December 27, 2014	$89	$—	$24	$113

2012 Multi-Year Productivity Plan
The 2012 Productivity Plan includes actions in every aspect of our business that we believe will strengthen our complementary food, snack and beverage businesses by: leveraging new technologies and processes across PepsiCo’s operations, go-to-market and information systems; heightening the focus on best practice sharing across the globe; consolidating manufacturing, warehouse and sales facilities; and implementing simplified organization structures, with wider spans of control and fewer layers of management. The 2012 Productivity Plan continues to enhance PepsiCo’s cost-competitiveness and provide a source of funding for future brand-building and innovation initiatives.
In 2014, 2013 and 2012, we incurred restructuring charges of $61 million ($54 million after-tax or $0.04 per share), $110 million ($90 million after-tax or $0.06 per share) and $279 million ($215 million after-tax or $0.14 per share), respectively, in conjunction with our 2012 Productivity Plan. All of these charges were recorded in selling, general and administrative expenses and primarily relate to severance and other employee-related costs, asset impairments (all non-cash), and contract termination costs. All of the restructuring accrual at December 27, 2014 is expected to be paid by the end of 2015.
A summary of our 2012 Productivity Plan charges is as follows:

	2014				2013				2012
	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total
FLNA (a)	$(1)	$—	$3	$2	$4	$—	$4	$8	$14	$8	$16	$38
QFNA	—	—	—	—	—	—	1	1	—	—	9	9
NAB	(3)	1	9	7	8	—	13	21	27	43	18	88
Latin America (a)	19	—	(19)	—	5	2	—	7	22	8	34	64
ESSA	6	5	18	29	36	2	12	50	14	16	12	42
AMENA	12	—	3	15	21	2	2	25	18	—	10	28
Corporate (a)	(2)	—	10	8	—	—	(2)	(2)	(6)	—	16	10
	$31	$6	$24	$61	$74	$6	$30	$110	$89	$75	$115	$279

(a)	Income amounts represent adjustments of previously recorded amounts.
A summary of our 2012 Productivity Plan activity is as follows:

	Severance and Other Employee Costs	Asset Impairments	Other Costs	Total
Liability as of December 31, 2011	$249	$—	$27	$276
2012 restructuring charges	89	75	115	279
Cash payments	(239)	—	(104)	(343)
Non-cash charges	(8)	(75)	(2)	(85)
Liability as of December 29, 2012	91	—	36	127
2013 restructuring charges	74	6	30	110
Cash payments	(89)	—	(44)	(133)
Non-cash charges	(8)	(6)	(5)	(19)
Liability as of December 28, 2013	68	—	17	85
2014 restructuring charges	31	6	24	61
Cash payments	(65)	—	(36)	(101)
Non-cash charges	(6)	(6)	—	(12)
Liability as of December 27, 2014	$28	$—	$5	$33

Other Productivity Initiatives
In 2014, the Company incurred pre-tax charges of $67 million ($54 million after-tax or $0.04 per share) related to productivity and efficiency initiatives outside the scope of the 2014 and 2012 Productivity Plans discussed above, including $11 million in Latin America, $26 million in ESSA and $30 million in AMENA. These charges were primarily recorded in selling, general and administrative expenses and reflect severance and other employee-related costs. These initiatives were excluded from Items Affecting Comparability. See additional unaudited information in “Results of Operations – Division Review” in Management’s Discussion and Analysis of Financial Condition and Results of Operations.